TRANSACTIONS WITH RELATED PARTIES (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	S/ 48,316	S/ 50,528	S/ 43,947
Remunerations [Member]
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	41,211	43,177	37,255
Director’s fees [Member]
Disclosure Of Related Party Explanatory [Line Items]
Key management personnel compensation	S/ 7,105	S/ 7,351	S/ 6,692